UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:   BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

            Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 137.2%
Corporate — 10.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$69,738
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,568,480
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	5,160	5,720,221
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	740	768,268
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	1,500	1,633,020
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	1,275	1,389,635

		12,149,362
County/City/Special District/School District — 30.4%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,530	5,546,977
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	490	546,419
5.00%, 7/01/35	755	833,822
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,210,176
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	1,990	1,991,572
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,832,040
5.50%, 10/01/29	2,630	3,360,430
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,120,820
5.38%, 1/01/44	2,400	2,538,024

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	$775	$867,357
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,000	1,212,290
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	740	832,278
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,363,230
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	860	965,307
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	380	429,271
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	5,684,600
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,908,900

		35,243,513
Education — 26.2%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	150	151,835
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	185	185,647
Leap Academy Charter School, Series A, 6.20%, 10/01/44	140	139,443
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,616,490
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	1,045	1,121,975
School Facilities Construction (AGC), 5.50%, 12/15/34	20	21,151

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, RB (continued):
Team Academy Charter School Project, 6.00%, 10/01/33	$1,490	$1,636,959
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (c):
5.63%, 8/01/34	415	404,899
5.88%, 8/01/44	290	283,991
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	2,070	2,101,630
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	355	360,854
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	2,000	2,095,840
College of New Jersey, Series F, 4.00%, 7/01/35	190	193,650
Georgian Court University, Series D, 5.00%, 7/01/33	250	250,742
Kean University, Series A, 5.50%, 9/01/36	2,060	2,230,486
Montclair State University, Series A, 5.00%, 7/01/44	4,570	5,050,261
Montclair State University, Series B, 5.00%, 7/01/34	585	662,161
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	718,905
Ramapo College, Series B, 5.00%, 7/01/42	265	288,034
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	270	302,197
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	150	149,174
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,000	1,133,120
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	1,480	1,611,276
Series 1A, 5.00%, 12/01/25	325	343,288
Series 1A, 5.00%, 12/01/26	215	224,832

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued):
Series 1A, 5.25%, 12/01/32	$500	$526,050
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,000	1,104,300
5.00%, 7/01/42	500	550,355
5.00%, 7/01/45	1,345	1,469,291
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	3,145	3,473,904

		30,402,740
Health — 10.0%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	430	440,664
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18 (d)	700	733,292
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	844,583
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,345,950
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (d)	1,045	1,243,466
AHS Hospital Corp., 6.00%, 7/01/21 (d)	900	1,070,928
Princeton Healthcare System, 5.00%, 7/01/39	835	922,174
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	465	469,255
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	1,235	1,366,984
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	580	679,284
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	1,605	1,879,744

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	$200	$214,428
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	450	420,867

		11,631,619
Housing — 4.0%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,229,840
S/F Housing, Series AA, 6.38%, 10/01/28	50	51,526
S/F Housing, Series AA, 6.50%, 10/01/38	35	36,028
S/F Housing, Series CC, 5.00%, 10/01/34	715	733,440
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37 (e)	395	395,877
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,206,420

		4,653,131
State — 10.9%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (f)	6,000	4,395,300
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,576,002
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	810	865,720
(AGM), 5.00%, 6/15/22	2,940	3,296,975
New Jersey Health Care Facilities Financing Authority, RB, Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/38	1,825	1,837,355

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (d)	$600	$651,834

		12,623,186
Transportation — 44.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,531,676
Series D, 5.00%, 1/01/40	800	867,640
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	5,000	5,544,400
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	310	354,435
Series A, 5.00%, 1/01/38	4,075	4,553,976
Series A, 5.00%, 1/01/43	500	549,595
Series E, 5.25%, 1/01/40	1,970	2,082,940
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	4,000	1,967,880
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	625	660,181
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	2,535	2,590,846
Transportation Program, Series AA, 5.00%, 6/15/38	2,850	2,861,714
Transportation Program, Series AA, 5.25%, 6/15/41	1,560	1,602,385
Transportation System, 6.00%, 12/15/38	945	1,003,429
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,446,779
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,864,801
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,058,560
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,052,610
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,363,779

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	$6,000	$6,073,800
Series 8, 6.00%, 12/01/42	1,430	1,605,576
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,000	1,046,230
166th Series, 5.25%, 7/15/36	4,000	4,471,560

		51,154,792
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	2,000	1,112,780
Total Municipal Bonds in New Jersey		158,971,123

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	670	671,005
5.63%, 5/15/43	640	640,365
Total Municipal Bonds in Puerto Rico		1,311,370
Total Municipal Bonds - 138.3%		160,282,493

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 26.3%
County/City/Special District/School District — 6.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	780	891,158

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$5,710	$6,150,355

		7,041,513
Education — 1.4%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	1,501	1,619,964
State — 5.3%
New Jersey EDA, RB, School Facilities Construction (AGC) (d):
6.00%, 12/15/18	2,958	3,199,908
6.00%, 12/15/18	42	45,282
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (h)	2,787	2,865,363

		6,110,553
Transportation — 13.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	4,700	5,252,438
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,043,200
Series B, 5.25%, 6/15/36 (h)	2,501	2,558,114
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,497	3,740,410
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,114,076

		15,708,238
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 26.3%		30,480,268
Total Long-Term Investments (Cost — $182,207,637) – 164.6%		190,762,761

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (i)(j)	201,388	$201,428
Total Short-Term Securities (Cost — $201,428) — 0.2%		201,428

Value
Total Investments (Cost — $182,409,065*) — 164.8%	$190,964,189
Other Assets Less Liabilities — 1.7%	1,915,557
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.5)%	(17,936,671)
VMTP Shares at Liquidation Value — (51.0)%	(59,100,000)

Net Assets Applicable to Common Shares — 100.0%	$115,843,075

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$164,679,358

Gross unrealized appreciation	$10,992,582
Gross unrealized depreciation	(2,597,660)

Net unrealized appreciation	$8,394,922

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security.

(f)	Zero-coupon bond.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $7,519,842.

(i)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,695,856	(1,494,468)	201,388	$201,428	$3,052	$2,022	—
[1] Includes net capital gain distributions.

(j)	Current yield as of period end.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(21)	5-Year U.S. Treasury Note	June 2017	$2,486,531	$(11,534)
(51)	10-Year U.S. Treasury Note	June 2017	$6,411,656	(52,639)
(33)	Long U.S. Treasury Bond	June 2017	$5,047,969	(62,778)
(4)	Ultra U.S. Treasury Bond	June 2017	$651,750	(8,988)
Total				$(135,939)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$190,762,761	—	$190,762,761
Short-Term Securities	$201,428	—	—	201,428

Total	$201,428	$190,762,761	—	$190,964,189

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(135,939)	—	—	$(135,939)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(17,889,909)	—	$(17,889,909)
VMTP Shares at Liquidation Value	—	(59,100,000)	—	(59,100,000)

Total	—	$(76,989,909)	—	$(76,989,909)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2017